PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	2022			2021
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	247	(30)	217	246	(26)	220
Reservoirs, dams and watercourses	3,303	(2,433)	870	3,296	(2,352)	944
Buildings, works and improvements	1,092	(859)	233	1,086	(838)	248
Machinery and equipment	2,765	(2,059)	706	2,673	(1,976)	697
Vehicles	15	(13)	2	20	(19)	1
Furniture	14	(11)	3	14	(11)	3
	7,436	(5,405)	2,031	7,335	(5,222)	2,113
In progress	379	-	379	306	-	306
Net property, plant and equipment	7,815	(5,405)	2,410	7,641	(5,222)	2,419

Changes in PP&E are as follows:

	2021	Additions	Disposals	Depreciation	Transfers / Capitalizations	2022
In service
Land (1)	220	-	-	(3)	-	217
Reservoirs, dams and watercourses	944	-	-	(81)	7	870
Buildings, works and improvements	248	-	-	(17)	2	233
Machinery and equipment	697	-	(12)	(70)	91	706
Vehicles	1	-	-	(1)	2	2
Furniture and utensils	3	-	-	-	-	3
	2,113	-	(12)	(172)	102	2,031
In progress	306	176	-	-	(102)	380
Net property, plant and equipment	2,419	176	(12)	(172)	-	2,411

(1)	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.
	2020	Additions	Disposals	Depreciation	Write-off (2)	Transfers / capitalizations	Reversion of provision	2021
In service
Land (1)	224	-	(1)	(3)	-	-	-	220
Reservoirs, dams and watercourses	1,020	-	-	(81)	-	5	-	944
Buildings, works and improvements	264	-	-	(17)	-	1	-	248
Machinery and equipment	717	-	(14)	(69)	-	63	43	697
Vehicles	2	-	-	(1)	-	-	-	1
Furniture and utensils	3	-	-	-	-	-	-	3
	2,230	-	(15)	(171)	-	69	43	2,113
In progress	177	182	-	-	16	(69)	-	306
Net property, plant and equipment	2,407	182	(15)	(171)	16	-	43	2,419

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Reversal of a provision previously recognized for impairment of works in progress assets.

	2019	Additions	Disposals	Depreciation	Transfers / capitalizations (2)	2020
In service
Land (1)	229	-	(1)	(4)	-	224
Reservoirs, dams and watercourses	1,080	-	-	(80)	20	1,020
Buildings, works and improvements	274	-	-	(18)	8	264
Machinery and equipment	729	20	(2)	(79)	49	717
Vehicles	2	-	-	-	-	2
Furniture and utensils	3	-	-	-	-	3
	2,317	20	(3)	(181)	77	2,230
In progress	133	112	11	-	(79)	177
Net property, plant and equipment	2,450	132	8	(181)	(2)	2,407

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Reversal of a provision previously recognized for impairment of works in progress assets.

Schedule of summary of property plant and equipment depreciation rate

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings - Machine room	2	Vehicles	14.29
Buildings - Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings - Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

Schedule of consortium

	Stake in power output (%)	Average annual depreciation rate (%)	2022	2021
In service
Queimado Power Plant	82.50	3.94	220	220
Accumulated depreciation			(135)	(127)
Total operation			85	93

In progress
Queimado Power Plant	82.50	-	2	-
Total construction			2	-
Total			87	93